Liability in Respect of Warrants	6 Months Ended
Jun. 30, 2022
Liability in Respect of Warrants [Abstract]
Liability in Respect of Warrants

Note 4 - Liability in Respect of Warrants

The fair value of the liability in respect to the warrants at June 30, 2022 and December 31, 2021 was determined according to the warrant price at the stock market (fair value measurement at level 1).

The Company’s financial liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	June 30, 2022
Description	Fair value	Level 1	Level 2	Level 3
Liability in respect of warrants	$691	$691	$-	$-

	December 31, 2021
Description	Fair value	Level 1	Level 2	Level 3
Liability in respect of warrants	$1,828	$1,828	$-	$-